Derivatives and hedge accounting - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
- fair value hedges | Euro
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	2.08%	2.76%
- fair value hedges | US Dollar
Net Interest Income at Risk [Line Items]
Average rate of hedging instrument	4.22%	3.93%
- fair value hedges | Financial liabilities at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 79,000,000	€ 113,000,000
Cash flow hedges | Euro | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	1.79%	1.26%
Cash flow hedges | US Dollar | – Cross currency swaps
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.03	0.98
Cash flow hedges | US Dollar | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	3.99%	4.33%
Cash flow hedges | Polish Zloty | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	4.37%	4.09%
Cash flow hedges | Australian Dollar | – Cross currency swaps
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.52	1.58
Cash flow hedges | Australian Dollar | Average | – Interest rate swaps
Net Interest Income at Risk [Line Items]
Fixed interest rate	3.29%	2.80%
Cash flow hedges | Financial liabilities at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 573,000,000	€ 458,000,000
- hedges of net investments in foreign operations | US Dollar
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.08	1.08
- hedges of net investments in foreign operations | Polish Zloty
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	4.31	4.54
- hedges of net investments in foreign operations | Australian Dollar
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	1.64	1.63
- hedges of net investments in foreign operations | Thai Baht
Net Interest Income at Risk [Line Items]
Average foreign exchange rate	38.00	37.65
- hedges of net investments in foreign operations | Financial liabilities at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 117,000,000	€ 92,000,000
Financial assets at fair value through profit or loss | - fair value hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	617,000,000	716,000,000
Financial assets at fair value through profit or loss | Cash flow hedges
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	158,000,000	440,000,000
Financial assets at fair value through profit or loss | - hedges of net investments in foreign operations
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	€ 82,000,000	€ 100,000,000